UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB GLOBAL THEMATIC GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Thematic Growth Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.1%
Information Technology - 26.1%
Communications Equipment - 1.1%
Palo Alto Networks, Inc. (a)	52,200	$7,710,984

Electronic Equipment, Instruments & Components - 0.8%
InvenSense, Inc. (a)(b)	391,450	5,840,434

Internet Software & Services - 5.8%
Facebook, Inc.-Class A (a)	134,580	10,600,867
Google, Inc.-Class C (a)	23,091	12,407,832
LinkedIn Corp.-Class A (a)	41,894	10,562,734
Tencent Holdings Ltd.	395,700	8,166,801

		41,738,234

IT Services - 1.8%
Visa, Inc.-Class A	202,810	13,395,601

Semiconductors & Semiconductor Equipment - 8.0%
ams AG	153,210	8,329,622
Avago Technologies Ltd.	78,710	9,199,625
MediaTek, Inc.	491,000	6,311,407
NVIDIA Corp.	425,372	9,441,132
NXP Semiconductors NV (a)	77,440	7,443,533
Skyworks Solutions, Inc.	96,400	8,892,900
SunEdison, Inc. (a)(b)	314,420	7,961,114

		57,579,333

Software - 6.5%
Imperva, Inc. (a)	192,510	8,782,306
Mobileye NV (a)(b)	307,158	13,779,108
Salesforce.com, Inc. (a)	112,410	8,185,696
ServiceNow, Inc. (a)	85,420	6,394,541
Verint Systems, Inc. (a)	154,890	9,514,893

		46,656,544

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	68,390	8,559,008
Cray, Inc. (a)	233,800	6,567,442

		15,126,450

		188,047,580

Consumer Discretionary - 20.7%
Auto Components - 2.0%
Delphi Automotive PLC	173,210	14,376,430

Automobiles - 3.7%
Harley-Davidson, Inc.	123,720	6,954,301
Nissan Motor Co., Ltd. (b)	575,400	5,973,050
Tata Motors Ltd.	69,538	340,163
Tata Motors Ltd.-Class A	1,216,301	5,966,278
Volkswagen AG (Preference Shares)	29,415	7,572,763

		26,806,555

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.8%
Kroton Educacional SA	1,585,400	$5,788,148

Hotels, Restaurants & Leisure - 2.9%
Alsea SAB de CV (a)(b)	1,389,484	4,175,154
Melco Crown Entertainment Ltd. (ADR)	279,710	5,711,678
Yum! Brands, Inc.	127,880	10,992,565

		20,879,397

Internet & Catalog Retail - 3.9%
Amazon.com, Inc. (a)	20,602	8,689,511
JD.com, Inc. (ADR) (a)	283,753	9,522,751
Priceline Group, Inc. (The) (a)	7,960	9,852,968

		28,065,230

Media - 0.5%
Comcast Corp.-Class A	63,890	3,690,286

Multiline Retail - 1.8%
Lojas Renner SA	182,500	6,363,075
Matahari Department Store TBK PT	4,554,500	6,125,386

		12,488,461

Specialty Retail - 1.7%
Chow Tai Fook Jewellery Group Ltd. (b)	4,005,000	4,878,008
Fast Retailing Co., Ltd.	19,000	7,483,716

		12,361,724

Textiles, Apparel & Luxury Goods - 3.4%
Cie Financiere Richemont SA	119,400	10,642,469
NIKE, Inc.-Class B	139,600	13,798,064

		24,440,533

		148,896,764

Health Care - 17.9%
Biotechnology - 1.4%
Cepheid (a)	187,312	10,508,203

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	273,530	12,697,262
Elekta AB-Class B (b)	380,720	3,563,532
Essilor International SA	77,300	9,417,463

		25,678,257

Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	126,850	14,131,090

Life Sciences Tools & Services - 2.5%
Illumina, Inc. (a)	39,950	7,360,788
Quintiles Transnational Holdings, Inc. (a)	158,157	10,419,383

		17,780,171

Pharmaceuticals - 8.4%
Aspen Pharmacare Holdings Ltd. (a)	256,790	7,808,869
Bristol-Myers Squibb Co.	170,030	10,836,012

Company	Shares	U.S. $ Value
Kalbe Farma TBK PT	40,909,500	$5,655,618
Perrigo Co. PLC	69,990	12,827,767
Roche Holding AG	48,300	13,821,291
Sun Pharmaceutical Industries Ltd.	651,840	9,672,694

		60,622,251

		128,719,972

Financials - 13.0%
Banks - 3.7%
Credicorp Ltd.	40,950	6,246,922
HDFC Bank Ltd.	374,620	5,854,167
ING Groep NV (a)	562,490	8,629,463
UniCredit SpA	890,210	6,390,040

		27,120,592

Capital Markets - 1.3%
UBS Group AG (a)	467,010	9,372,891

Diversified Financial Services - 2.4%
Intercontinental Exchange, Inc.	41,330	9,279,825
London Stock Exchange Group PLC	199,980	7,784,301

		17,064,126

Insurance - 2.9%
AIA Group Ltd.	2,254,000	14,990,169
St James’s Place PLC	442,500	6,036,009

		21,026,178

Real Estate Management & Development - 1.1%
Global Logistic Properties Ltd.	3,796,000	7,873,057

Thrifts & Mortgage Finance - 1.6%
Housing Development Finance Corp. Ltd.	613,580	11,382,099

		93,838,943

Consumer Staples - 11.5%
Beverages - 1.7%
Anheuser-Busch InBev NV	101,770	12,390,322

Food Products - 5.3%
Danone SA	110,437	7,991,454
Mead Johnson Nutrition Co.-Class A	101,770	9,761,778
Nestle SA (REG)	103,470	8,027,638
Universal Robina Corp.	1,854,800	9,045,104
WH Group Ltd. (a)(c)	4,854,000	3,388,032

		38,214,006

Household Products - 3.3%
Colgate-Palmolive Co.	175,970	11,839,262
Unicharm Corp.	458,300	11,535,485

		23,374,747

Personal Products - 1.2%
Estee Lauder Cos., Inc. (The)-Class A	104,010	8,454,973

		82,434,048

Company	Shares	U.S. $ Value
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Concho Resources, Inc. (a)	58,320	$7,386,811
Noble Energy, Inc.	188,920	9,582,023

		16,968,834

Industrials - 1.6%
Aerospace & Defense - 1.1%
Hexcel Corp.	159,990	8,023,498

Machinery - 0.5%
Xylem, Inc./NY	104,587	3,871,811

		11,895,309

Materials - 1.6%
Chemicals - 1.6%
Monsanto Co.	101,591	11,577,310

Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
SoftBank Corp.	105,900	6,619,841

Utilities - 0.4%
Water Utilities - 0.4%
Beijing Enterprises Water Group Ltd. (a)	3,190,000	2,734,784

Total Common Stocks (cost $554,972,279)		691,733,385

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (d)(e) (cost $13,232,451)	13,232,451	13,232,451

Total Investments Before Security Lending Collateral for Securities Loaned - 97.9% (cost $568,204,730)		704,965,836

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.5%
Investment Companies - 5.5%
AB Exchange Reserves-Class I, 0.10% (d)(e) (cost $39,360,679)	39,360,679	39,360,679

U.S. $ Value
Total Investments - 103.4% (cost $607,565,409)(f)	$744,326,515
Other assets less liabilities - (3.4)%	(24,614,256)

Net Assets - 100.0%	$719,712,259

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	15,766	USD	23,521	6/18/15	$(672,456)
BNP Paribas SA	USD	7,074	CAD	8,839	6/18/15	247,487
HSBC Bank USA	USD	13,045	CAD	16,488	6/18/15	611,701
Morgan Stanley & Co., Inc.	USD	23,917	JPY	2,852,930	6/18/15	(12,338)
Northen Trust Company	CHF	17,459	USD	17,548	6/18/15	(1,195,357)
Royal Bank of Scotland PLC	BRL	17,926	USD	5,988	5/05/15	38,457
Royal Bank of Scotland PLC	USD	6,168	BRL	17,926	5/05/15	(217,905)
Royal Bank of Scotland PLC	BRL	17,926	USD	6,109	6/02/15	218,120
Royal Bank of Scotland PLC	USD	16,766	AUD	21,960	6/18/15	569,332
Royal Bank of Scotland PLC	USD	35,938	GBP	23,697	6/18/15	425,558
Standard Chartered Bank	HKD	145,109	USD	18,698	6/18/15	(24,231)
State Street Bank & Trust Co.	USD	6,793	EUR	6,315	6/18/15	301,868
UBS AG	BRL	17,926	USD	5,587	5/05/15	(362,660)
UBS AG	USD	5,988	BRL	17,926	5/05/15	(38,456)

						$(110,880)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the market value of this security amounted to $3,388,032 or 0.5% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $148,550,175 and gross unrealized depreciation of investments was $(11,789,069), resulting in net unrealized appreciation of $136,761,106.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

April 30, 2015 (unaudited)

51.2%	United States
5.9%	Switzerland
4.7%	India
4.5%	Japan
4.1%	Hong Kong
4.0%	United Kingdom
2.9%	China
2.5%	France
2.4%	Singapore
2.3%	Netherlands
1.8%	Belgium
1.7%	Brazil
1.7%	Indonesia
8.4%	Other
1.9%	Short-Term

100.0%	Total Investments

*	All data are as of April 30, 2015. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Austria, Germany, Italy, Mexico, Peru, South Africa, Sweden and Taiwan.

AB Global Thematic Growth Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$165,239,750		$22,807,830		$	– 0	–	$188,047,580
Consumer Discretionary	100,255,094		48,641,670			– 0	–	148,896,764
Health Care	82,344,037		46,375,935			– 0	–	128,719,972
Financials	24,899,638		68,939,305			– 0	–	93,838,943
Consumer Staples	30,056,013		52,378,035			– 0	–	82,434,048
Energy	16,968,834		– 0	–		– 0	–	16,968,834
Industrials	11,895,309		– 0	–		– 0	–	11,895,309
Materials	11,577,310		– 0	–		– 0	–	11,577,310
Telecommunication Services	– 0	–	6,619,841			– 0	–	6,619,841
Utilities	– 0	–	2,734,784			– 0	–	2,734,784
Short-Term Investments	13,232,451		– 0	–		– 0	–	13,232,451
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	– 0	–	39,360,679			– 0	–	39,360,679

Total Investments in Securities	456,468,436		287,858,079	+		– 0	–	744,326,515
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	2,412,523			– 0	–	2,412,523
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,523,403)			– 0	–	(2,523,403)

Total^	$456,468,436		$287,747,199		$	– 0	–	$744,215,635

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2015